Financial assets and liabilities - Carrying amounts of net borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Mar. 12, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 2,887		$ 2,835
Undrawn borrowing facilities	325
Euro
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,115		609
USD
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,745		1,830
GBP
Disclosure of detailed information about financial instruments [line items]
Borrowings	15		379
Other
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 12		$ 17
Minimum
Disclosure of detailed information about financial instruments [line items]
Effective interest rate			4.77%
Maximum
Disclosure of detailed information about financial instruments [line items]
Effective interest rate			8.00%
2.000% Senior Secured Notes due 2028
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.00%	2.00%
2.000% Senior Secured Notes due 2028 | Euro
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	2.30%
Borrowings, interest rate	2.00%
3.250% Senior Secured Notes due 2028
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.25%	3.25%
3.250% Senior Secured Notes due 2028 | USD
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	3.58%
Borrowings, interest rate	3.25%
3.000% Senior Secured Notes due 2029
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.00%	3.00%
3.000% Senior Secured Notes due 2029 | Euro
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	3.28%
Borrowings, interest rate	3.00%
4.000% Senior Secured Notes due 2029
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.00%	4.00%
4.000% Senior Secured Notes due 2029 | USD
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	4.31%
Borrowings, interest rate	4.00%
Lease obligations
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	4.55%		4.79%
Later than one year and not later than five years
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities	$ 325